Inventories (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cost of sales to net realizable value	$ 4	$ 42
Estimated amount	$ 786	$ 761